Operating leases (Tables)	12 Months Ended
Mar. 31, 2025
Operating Leases
Schedule of ROU assets and lease liabilities

	As of March 31,
	2024	2025
	RMB	RMB	US$
Operating lease right-of-use assets	5,469,166	6,637,141	914,622

Operating lease liabilities, current	1,081,370	1,814,071	249,986
Operating lease liabilities, non-current	4,859,692	5,346,727	736,799
Total operating lease liabilities	5,941,062	7,160,798	986,785

Schedule of weighted-average remaining lease term and discount rate of leases

	For the years ended March 31,
	2024	2025
Weighted average remaining lease terms	3.54	4.73
Weighted average discount rate	6.70%	6.70%

Schedule of operating lease liabilities

12 months ending March 31,	RMB
2026	2,218,648
2027	2,176,115
2028	2,379,569
2029	1,247,764
Total lease payment	8,022,096
less: imputed interest	(861,298)
Total lease liabilities	7,160,798